Summary of Net Realized Investment Gains And Losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Realized Investment Gains and Losses
Realized gains on sales	[1]	$ 53	$ 50	$ 15
Realized losses on sales	[1]	(16)	(90)	(41)
Net realized derivative losses		(9)	(42)	120
Valuation losses and other		(5)	(3)	(11)
OTTI losses	[2],[3]	(11)	(26)	(1)
Net realized investment gains (losses)		$ 12	$ (111)	$ 82

[1]	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.
[3]	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.